Taxation - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Current tax asset	£ 190	£ 83
Current tax liability	246	378
Provision for tax uncertainties	189	251
Deferred tax assets	119	138
Deferred tax assets arising in jurisdictions with prior year taxable losses	66	60
Temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	£ 14,700	£ 13,000